DEFERRED LISTING EXPENSES	6 Months Ended
Sep. 30, 2025
Deferred Listing Expenses
DEFERRED LISTING EXPENSES

17.	DEFERRED LISTING EXPENSES

Deferred offering expenses included the costs directly attributable to issuing new shares, the deferred offering expenses would be deducted from equity upon the Company being listed.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For THE PERIOD ENDED SEPTEMBER 30, 2025 AND SEPTEMBER 30, 2024 (UNAUDITED)

(Expressed in Hong Kong Dollars)